Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation (Tables) [Abstract]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised [Table Text Block]
	Years Ended December 31,
Stock Options	2013	2012	2011
	(in thousands)
Intrinsic Value of Options Exercised (a)	$3,105	$1,699	$1,202

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of Stock Option Transactions [Table Text Block]
	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	188	$30.17	321	$29.35	551	$32.88
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(187)	30.18	(128)	28.21	(104)	27.39
Forfeited/Expired	(1)	27.95	(5)	27.26	(126)	46.40
Outstanding as of December 31,	-	NA	188	30.17	321	29.35

Options Exercisable as of December 31,	-	$ NA	188	$30.17	321	$29.35

NA Not applicable.

Performance Units and Reinvested Dividends on Outstanding Performance Units [Table Text Block]
	Years Ended December 31,
Performance Units	2013	2012	2011
Awarded Units (in thousands)	1,284	546	7
Weighted Average Unit Fair Value at Grant Date	$46.23	$41.38	$38.39
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2013	2012	2011
Awarded Units (in thousands)	101	138	198
Weighted Average Grant Date Fair Value	$45.42	$40.97	$37.31
Vesting Period (in years)	(a)	(a)	(a)

(a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant's termination of employment.

Summary of Performance Scores and Performance Units Earned [Table Text Block]
	Years Ended December 31,
Performance Units	2013	2012	2011
Certified Performance Score	118.8%	99.7%	89.8%
Performance Units Earned	749,219	1,096,572	1,216,926
Performance Units Mandatorily Deferred as AEP Career Shares	72,883	51,056	52,639
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	39,691	26,337	42,502
Performance Units to be Paid in Cash	636,645	1,019,179	1,121,785

Summary of Cash Payouts for Performance Units and Career Shares [Table Text Block]
	Years Ended December 31,
Performance Units and AEP Career Shares	2013	2012	2011
	(in thousands)
Cash Payouts for Performance Units	$43,925	$44,968	$15,985
Cash Payouts for AEP Career Share Distributions	3,675	11,027	2,777

Summary of Units Awarded and Fair Value of Restricted Stock Units [Table Text Block]
	Years Ended December 31,
Restricted Stock Units	2013	2012	2011
Awarded Units (in thousands)	644	497	121
Weighted Average Grant Date Fair Value	$46.24	$40.69	$37.07

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested [Table Text Block]
	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2013	2012	2011
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$15,325	$10,608	$7,164
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	20,378	12,157	8,017

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units [Table Text Block]
		Weighted
		Average
		Grant Date
Nonvested Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested as of January 1, 2013	1,000	$38.22
Granted	644	46.24
Vested	(408)	37.57
Forfeited	(31)	39.97
Nonvested as of December 31, 2013	1,205	42.64

Stock Unit Accumulation Plan for Non-employee Directors [Table Text Block]
	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2013	2012	2011
Awarded Units (in thousands)	33	52	52
Weighted Average Grant Date Fair Value	$45.81	$41.20	$37.72

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2013	2012	2011
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$56,352	$51,767	$61,807
Actual Tax Benefit Realized	19,723	18,119	12,632
Total Compensation Cost Capitalized	13,165	10,707	11,608

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised [Table Text Block]
	Years Ended December 31,
Share-based Compensation Plans	2013	2012	2011
	(in thousands)
Cash Received from Stock Options Exercised	$5,659	$3,598	$2,855
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	1,040	618	411